Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 53	¥ 69
Gains (losses) in Earnings	[1]	7	12
Purchases		5	2
Sales		(20)	(18)
Issuances		0	0
Settlements		(3)	(12)
Ending Balance		42	53
Change in unrealized gain (losses) still held	[2]	(7)	8
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI		0	0
Purchases		5	3
Sales		(5)	(3)
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		587	501
Gains (losses) in Earnings	[3]	18	(5)
Gains (losses) in OCI		0	0
Transfers into Level 3		8	3
Transfers out of level 3			(2)
Purchases		(1)
Issuances		305	313
Settlements		(258)	(233)
Ending Balance		623	587
Change in unrealized gain (losses) still held	[2]	19	(4)
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		25	4
Transfers out of level 3		(34)	(24)
Trading securities | Other foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		1
Sales		(1)
Issuances		0
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		29	78
Sales			(33)
Issuances		0	0
Settlements		(8)	(16)
Ending Balance		21	29
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4	91
Purchases			2
Sales			(76)
Issuances		0	0
Settlements		(2)	(13)
Ending Balance		2	4
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		639	413
Gains (losses) in Earnings	[4]	(43)	62
Transfers into Level 3		25	4
Transfers out of level 3		(34)	(24)
Purchases		452	561
Sales		(192)	(262)
Issuances		0	0
Settlements		(127)	(115)
Ending Balance		720	639
Change in unrealized gain (losses) still held	[2]	(38)	47
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		60	60
Gains (losses) in Earnings	[4]	9	13
Purchases		12	6
Sales		(22)	(18)
Issuances		0	0
Settlements			(1)
Ending Balance		59	60
Change in unrealized gain (losses) still held	[2]	1	3
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	18	17
Gains (losses) in Earnings	[4],[5]	(1)	(6)
Transfers out of level 3	[5]		1
Issuances	[5]	0	0
Settlements	[5]	9	6
Ending Balance	[5]	26	18
Change in unrealized gain (losses) still held	[2],[5]	11	(1)
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	8	11
Gains (losses) in Earnings	[4],[5]	(1)	(3)
Issuances	[5]	0	0
Ending Balance	[5]	7	8
Change in unrealized gain (losses) still held	[2],[5]	(2)	(2)
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(14)	1
Gains (losses) in Earnings	[4],[5]	22	(12)
Issuances	[5]	0	0
Settlements	[5]	(3)	(3)
Ending Balance	[5]	5	(14)
Change in unrealized gain (losses) still held	[2],[5]	14	(12)
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(1)	17
Gains (losses) in Earnings	[4],[5]		(19)
Issuances	[5]	0	0
Settlements	[5]		1
Ending Balance	[5]	(1)	(1)
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in Earnings	[4],[5]	1
Issuances	[5]	0
Ending Balance	[5]	1
Change in unrealized gain (losses) still held	[2],[5]	1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		23
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		166	220
Gains (losses) in Earnings	[1]		10
Gains (losses) in OCI	[6]		(10)
Purchases			16
Sales		(4)	(21)
Issuances		0	0
Settlements		(39)	(49)
Ending Balance		123	166
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		169	161
Gains (losses) in Earnings	[1]		4
Gains (losses) in OCI	[6]		(2)
Purchases		102	77
Sales		(62)	(26)
Issuances		0	0
Settlements		(22)	(45)
Ending Balance		187	169
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		155	170
Gains (losses) in Earnings	[1]	(2)	(1)
Gains (losses) in OCI	[6]		1
Purchases		67	39
Sales		(3)	(8)
Issuances		0	0
Settlements		(43)	(46)
Ending Balance		174	155
Change in unrealized gain (losses) still held	[2]	(4)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		85	141
Gains (losses) in Earnings	[1]	2	6
Gains (losses) in OCI	[6]	(5)	(1)
Transfers into Level 3		23
Purchases		41
Sales			(2)
Issuances		0	0
Settlements		(38)	(59)
Ending Balance		¥ 108	¥ 85

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2015 and 2016.
[3]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in OCI are reported in Other comprehensive income (loss).